UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross Investments, Ltd.
Address:	48 Par-La-Ville Road
		Suite 577
		Hamilton, Bermuda  HM11

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Hakan Castegren
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Hakan Castegren	Hamilton, Bermuda		October 29, 2001


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		10

Form 13F Information Table Value Total:		$390,727



List of Other Included Managers:			None

                                                   FORM 13F INFORMATION TABLE



      Column 1         Column 2   Column 3 Column 4Column 5         Column 6   Column 7 Column8

                                            VALUE   SHARES/ SH/PUT/INVESTMENT   OTHER   VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLAS  CUSIP  (x$1000) PRN AMT PRNCALLDISCRETION  MANAGERS   SOLE  SHARED NONE

Anglo American       ADR          03485P102  78,0656,549,100sh        Sole              6,549,100
Banco Comm Portuges SSpsrd ADR New059749303   9,985  520,315sh        Sole               520,315
BHP Billiton PLC     ADR          90171109  131,25532,068,10sh        Sole              32,068,100
Ericsson L M Tel Co. ADR CL B SEK1294821400  11,0873,176,800sh        Sole              3,176,800
Gencor Ltd.          ADR NEW      368681201   1,638  500,000sh        Sole               500,000
News Corp Ltd.       ADR          652487703  72,9733,027,919sh        Sole              3,027,919
Rio Tinto PLC        Spsrd ADR    74974K706   1,675   26,583sh        Sole                26,583
Royal Dutch Pete Co  NY Reg GLDR 5780257705  77,6361,545,000sh        Sole              1,545,000
Sony Corp            ADR          835699307   4,648  140,000sh        Sole               140,000
Telefonica SA        Spsrd ADR    879382208   1,765   52,000sh        Sole                52,000














